Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 3,191,714	$ 8,053,879
Short-term investments	35,837,309	88,324,922
Accounts receivable	81,456	66,049
Grant receivable	1,524,522
Prepaid expenses and other current assets	1,491,123	2,886,520
Current assets of discontinued operations	7,928,136
Total Current Assets	50,054,260	99,331,370
Property and Equipment, net	20,438,521	2,158,479
Operating lease right-of-use asset	5,866,261	1,782,884
Finance lease right-of-use asset	15,329,075	470,700
Other assets	260,011	12,193,540
Deposits	270,461	205,901
Non-current assets of discontinued operations	12,178,323
Total Assets	104,396,912	120,961,233
Current Liabilities
Accounts payable	4,213,732	922,782
Deferred revenue, current portion	1,585,808
Operating lease liability, current portion	397,855	350,343
Finance lease liability, current portion	301,048	260,574
Accrued expenses and other liabilities	1,916,601	2,419,676
Current liabilities of discontinued operations	9,622,279
Contingent consideration, current portion		593,037
Contingent consideration, related party - current portion		174,333
Total Current Liabilities	18,037,323	4,720,745
Long Term Liabilities
Other long-term liabilities		53,530
Derivative warrant liability		11,020
Deferred tax liability		215,937
Deferred revenue, net of current portion	32,500	35,000
Operating lease liability, net of current portion	3,079,887	1,060,856
Financing lease liability, net of current portion	5,520,034	255,429
Contingent consideration, net of current portion		1,990,118
Contingent consideration, related party		585,027
Non-current liabilities of discontinued operations	5,290,500
Total Liabilities	31,960,244	8,927,662
Commitments and Contingencies (Note 13 and Note 14)
Stockholders' Equity
Common stock, $0.0002 par value; 250,000,000 shares authorized, 26,081,890 and 25,661,488 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	5,126	5,055
Additional paid-in capital	283,019,456	278,890,153
Accumulated deficit	(209,153,659)	(165,718,953)
Accumulated other comprehensive income	51,924	(67,941)
Total Stockholders' Equity - NightHawk Biosciences, Inc.	73,922,847	113,108,314
Non-Controlling Interest	(1,486,179)	(1,074,743)
Total Stockholders' Equity	72,436,668	112,033,571
Total Liabilities and Stockholders' Equity	$ 104,396,912	$ 120,961,233